Discontinued Operations - Income Statement Disclosures (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of taxes	$ 6	$ 103	$ 144	$ 119	$ 127	$ 130	$ 127	$ 151	$ 372	$ 535	$ 503
Park and HGV spin-offs [Member] | Discontinued operations, disposed of by means other than sale, spinoff [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Franchise fees									38	35	22
Base and other management fees									30	27	24
Owned and leased hotels									2,674	2,637	2,463
Timeshare									1,390	1,308	1,171
Other revenues									13	13	10
Other revenues from managed and franchised properties									136	119	124
Total revenues from discontinued operations									4,281	4,139	3,814
Owned and leased hotels									1,805	1,754	1,666
Timeshare									948	897	767
Depreciation and amortization									322	307	265
General and administrative									144	10	5
Other expenses									18	24	17
Other expenses from managed and franchised properties									136	119	124
Total expenses from discontinued operations									3,373	3,111	2,844
Gain on sales of assets, net									1	143	0
Operating income from discontinued operations									909	1,171	970
Interest expense									(193)	(198)	(202)
Gain on foreign currency transactions									3	0	0
Other non-operating income (loss), net									(20)	(10)	46
Income from discontinued operations before income taxes									699	963	814
Income tax expense									(327)	(428)	(311)
Income from discontinued operations, net of taxes									372	535	503
Income from discontinued operations attributable to noncontrolling interests, net of taxes									(6)	(7)	(4)
Income from discontinued operations attributable to Hilton stockholders, net of taxes									$ 366	$ 528	$ 499